UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 33.0%
BANKS 10.2%
Astoria Financial Corp., 6.50%, Series C	286,122	$7,536,453
Bank of America Corp., 6.20%, Series CC	891,049	23,488,052
Bank of America Corp., 6.00%, Series EE	1,412,000	37,079,120
Bank of America Corp., 6.50%, Series Y	1,695,472	45,760,789
BB&T Corp., 5.625%	910,609	24,276,836
Capital One Financial Corp., 6.70%, Series D	349,175	9,822,293
Capital One Financial Corp., 5.20%, Series G	1,360,000	34,680,000
Citigroup, 6.875%, Series K	1,107,033	31,893,621
Citigroup, 6.30%, Series S	1,307,139	35,005,182
Citigroup Capital XIII, 7.122%, due 10/30/40, (FRN)	709,511	18,688,520
CoBank ACB, 6.20%, Series H ($100 Par Value)	103,600	10,871,525
Farm Credit Bank of Texas, 6.75%, 144A(a)	251,700	27,065,628
Fifth Third Bancorp, 6.625%, Series I	588,259	17,965,430
First Republic Bank, 6.20%, Series B	309,935	7,971,528
GMAC Capital Trust I, 6.602%, due 2/15/40, Series 2 (TruPS) (FRN)	2,470,563	62,777,006
Goldman Sachs Group/The, 6.30%, Series N	559,801	15,170,607
Huntington Bancshares, 6.25%, Series D	2,161,475	59,527,022
JPMorgan Chase & Co., 6.10%, Series AA	236,250	6,404,738
JPMorgan Chase & Co., 6.15%, Series BB	679,438	18,453,536
JPMorgan Chase & Co., 6.125%, Series Y	728,792	19,742,975
PNC Financial Services Group, 6.125%, Series P	221,637	6,465,151
PrivateBancorp, 7.125%, due 10/30/42	433,704	11,583,800
Regions Financial Corp., 6.375%, Series B	1,424,033	41,225,755
US Bancorp, 6.50%, Series F	94,917	2,858,900
Wells Fargo & Co., 5.85%	1,750,158	46,816,727
Wells Fargo & Co., 6.625%	186,640	5,558,139
Wells Fargo & Co., 6.00%, Series V	317,775	8,506,837
Wells Fargo & Co., 5.70%, Series W	898,770	23,296,118
Wells Fargo & Co., 5.50%, Series X	1,170,000	30,174,300
Zions Bancorp, 7.90%, Series F	357,785	9,431,213
		700,097,801
BANKS—FOREIGN 0.8%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)	633,966	16,502,135
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	1,145,142	29,487,406
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)	444,772	11,443,984
		57,433,525

	Number of Shares	Value
ELECTRIC 1.5%
INTEGRATED ELECTRIC 0.8%
DTE Energy Co., 5.375%, due 6/1/76, Series B	1,303,083	$33,593,479
Integrys Holdings, 6.00%, due 8/1/73	616,877	16,910,141
		50,503,620
REGULATED ELECTRIC 0.7%
Southern Co./The, 6.25%, due 10/15/75	1,777,500	49,467,825
TOTAL ELECTRIC		99,971,445

FINANCIAL 4.2%
DIVERSIFIED FINANCIAL SERVICES 1.2%
KKR & Co. LP, 6.75%, Series A	1,272,053	34,447,195
State Street Corp., 5.90%, Series D	323,410	8,987,564
State Street Corp., 5.35%, Series G	1,048,325	28,105,593
Stifel Financial Corp., 6.25%, Series A	298,875	8,323,669
		79,864,021
INVESTMENT ADVISORY SERVICES 0.3%
Affiliated Managers Group, 6.375%, due 8/15/42	280,380	7,368,386
Ares Management LP, 7.00%, Series A	640,000	16,640,000
		24,008,386
INVESTMENT BANKER/BROKER 2.7%
Charles Schwab Corp./The, 6.00%, Series C	592,000	16,297,760
Charles Schwab Corp./The, 5.95%, Series D	1,645,700	44,795,954
Morgan Stanley, 6.875%	1,565,360	46,068,545
Morgan Stanley, 6.375%, Series I	2,911,878	81,154,040
		188,316,299
TOTAL FINANCIAL		292,188,706

INDUSTRIALS—CHEMICALS 0.9%
CHS, 6.75%	833,495	23,862,962
CHS, 7.50%, Series 4	337,525	9,967,113
CHS, 7.10%, Series II	931,510	27,908,040
		61,738,115
INSURANCE 4.7%
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
Aegon NV, 6.50% (Netherlands)	809,461	20,908,378

MULTI-LINE 1.3%
Allstate Corp., 6.625%, Series E	584,421	15,872,874

	Number of Shares	Value
Hanover Insurance Group/The, 6.35%, due 3/30/53	408,438	$10,545,869
Hartford Financial Services Group, 7.875%, due 4/15/42	557,445	17,587,390
WR Berkley Corp., 5.625%, due 4/30/53	640,824	16,597,342
WR Berkley Corp., 5.75%, due 6/1/56	1,139,400	29,487,672
		90,091,147
MULTI-LINE—FOREIGN 1.4%
ING Groep N.V., 7.20% (Netherlands)	1,536,360	39,837,814
PartnerRe Ltd, 5.875%, Series I (Bermuda)	372,074	10,205,990
PartnerRe Ltd., 6.50%, Series G (Bermuda)	1,143,376	32,643,385
PartnerRe Ltd., 7.25%, Series H (Bermuda)	505,430	15,183,117
		97,870,306
REINSURANCE 0.7%
Reinsurance Group of America, 5.75%, due 6/15/56	1,105,000	32,144,450
Reinsurance Group of America, 6.20%, due 9/15/42	474,760	13,635,107
		45,779,557
REINSURANCE—FOREIGN 1.0%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)	1,282,500	32,022,486
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	533,876	15,562,485
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	318,904	8,250,046
Aspen Insurance Holdings Ltd., 5.625% (Bermuda)	105,350	2,748,582
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	314,475	8,056,850
		66,640,449
TOTAL INSURANCE		321,289,837

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Qwest Corp., 6.50%, due 9/1/56	1,487,675	38,456,399
Qwest Corp., 6.875%, due 10/1/54	378,458	10,237,289
Qwest Corp., 7.00%, due 4/1/52	248,907	6,374,508
Qwest Corp., 7.50%, due 9/15/51	72,168	1,843,171
		56,911,367
REAL ESTATE 6.2%
DIVERSIFIED 2.8%
Colony Capital, 7.125%	264,352	6,550,643
Colony Financial, 8.50%, Series A	454,820	11,666,133
Coresite Realty Corp., 7.25%, Series A	406,311	10,511,266
DuPont Fabros Technology, 6.625%, Series C	400,000	11,316,000
Equity Commonwealth, 6.50%, Series D	402,733	10,910,037
National Retail Properties, 5.70%, Series E	684,045	17,538,914

	Number of Shares	Value
NorthStar Realty Finance Corp., 8.50%, Series D	588,434	$15,146,291
NorthStar Realty Finance Corp., 8.75%, Series E	413,128	10,534,764
Retail Properties of America, 7.00%	506,582	13,095,145
Urstadt Biddle Properties, 7.125%, Series F	277,630	7,260,024
VEREIT, 6.70%, Series F	2,017,929	53,757,628
Vornado Realty Trust, 6.625%, Series G	435,304	11,204,725
Vornado Realty Trust, 5.40%, Series L	318,000	8,102,640
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	301,681	7,997,563
		195,591,773
HEALTH CARE 0.2%
Sabra Health Care REIT, 7.125%, Series A	430,575	11,410,238

HOTEL 0.8%
Chesapeake Lodging Trust, 7.75%, Series A	395,206	10,216,075
Hersha Hospitality Trust, 6.875%, Series C	199,569	5,228,708
Hospitality Properties Trust, 7.125%, Series D	90,891	2,305,905
LaSalle Hotel Properties, 6.375%, Series I	360,722	9,252,519
LaSalle Hotel Properties, 6.30%, Series J	212,074	5,428,034
Pebblebrook Hotel Trust, 6.50%, Series C	170,000	4,403,000
Summit Hotel Properties, 7.125%	317,800	8,189,706
Sunstone Hotel Investors, 6.95%, Series E	255,000	6,905,400
		51,929,347
INDUSTRIALS 0.1%
Gramercy Property Trust, 7.125%, Series A	252,096	6,841,885

OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L	382,000	9,893,800
PS Business Parks, 6.45%, Series S	217,689	5,540,185
PS Business Parks, 6.00%, Series T	346,663	8,853,773
		24,287,758
RESIDENTIAL 0.8%
APARTMENT 0.7%
American Homes 4 Rent, 5.50%, Series C	392,187	10,926,330
American Homes 4 Rent, 6.50%, Series D	525,583	14,069,857
American Homes 4 Rent, 6.35%, Series E	650,000	16,874,000
Apartment Investment & Management Co., 6.875%	240,000	6,717,600
		48,587,787
MANUFACTURED HOME 0.1%
Equity Lifestyle Properties, 6.75%, Series C	261,988	6,824,787
TOTAL RESIDENTIAL		55,412,574

	Number of Shares	Value
SELF STORAGE 0.1%
Public Storage, 5.875%, Series A	78,689	$2,127,750
Public Storage, 5.375%, Series V	190,557	4,849,676
		6,977,426
SHOPPING CENTERS 0.8%
COMMUNITY CENTER 0.5%
Cedar Realty Trust, 7.25%, Series B	534,900	13,746,930
DDR Corp., 6.50%, Series J	236,707	6,052,598
Saul Centers, 6.875%, Series C	360,731	9,489,029
Washington Prime Group, 7.50%, Series H	201,800	5,262,944
		34,551,501
REGIONAL MALL 0.3%
Pennsylvania REIT, 8.25%, Series A	265,069	6,796,369
Taubman Centers, 6.50%, Series J	170,050	4,443,407
Taubman Centers, 6.25%, Series K	387,909	10,132,183
		21,371,959
TOTAL SHOPPING CENTERS		55,923,460

SPECIALTY 0.3%
Digital Realty Trust, 6.35%, Series I	699,000	18,649,320
TOTAL REAL ESTATE		427,023,781

TECHNOLOGY—SOFTWARE 0.6%
eBay, 6.00%, due 2/1/56	1,401,316	38,031,716

UTILITIES 3.1%
Dominion Resources, 5.25%, due 7/30/76, Series A	1,372,800	34,951,488
Entergy Arkansas, 4.875%, due 9/1/66	320,000	7,980,800
Entergy New Orleans, 5.50%, due 4/1/66	509,700	13,945,392
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K	1,507,426	38,725,774
PPL Capital Funding, 5.90%, due 4/30/73, Series B	185,452	4,884,806
SCE Trust III, 5.75%	590,928	17,798,751
SCE Trust IV, 5.375%, Series J	1,600,000	46,416,000
SCE Trust V, 5.45%, Series K	1,705,000	50,621,450
		215,324,461
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,116,898,227)		2,270,010,754

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 63.0%
BANKS 15.6%
AgriBank FCB, 6.875%	127,000	$13,692,188
Bank of America Corp., 6.10%, Series AA	9,800,000	10,228,750
Bank of America Corp., 6.30%, Series DD	47,850,000	52,096,688
Bank of America Corp., 7.25%, Series L (Convertible)	32,100	39,188,964
Bank of America Corp., 6.50%, Series Z	87,997,000	95,421,747
Bank of New York Mellon Corp./The, 4.625%, Series F	23,770,000	23,472,875
Citigroup, 6.125%, Series R	34,289,000	35,703,421
Citigroup, 6.25%, Series T	96,202,000	103,657,655
CoBank ACB, 6.25%, 144A(a)	341,500	36,113,625
CoBank ACB, 6.125%, Series G	200,200	20,395,375
CoBank ACB, 6.25%, Series I	40,671,000	44,538,771
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,822,564
Farm Credit Bank of Texas, 10.00%, Series I	29,250	34,734,375
Goldman Sachs Capital I, 6.345%, due 2/15/34	14,441,000	17,634,988
Huntington Bancshares, 8.50%, Series A (Convertible)	12,788	18,542,344
JPMorgan Chase & Co., 7.90%, Series I	118,655,000	122,066,331
JPMorgan Chase & Co., 6.75%, Series S	100,460,000	111,008,300
JPMorgan Chase & Co., 5.30%, Series Z	12,300,000	12,499,875
KeyCorp, 5.00%, Series D	27,600,000	27,255,000
PNC Financial Services Group, 6.75%	42,077,000	47,126,240
Sovereign Real Estate Investment Trust, 12.00%, 144A(a)	4,090	5,230,088
US Bancorp, 5.125%, Series I	6,964,000	7,343,538
Wells Fargo & Co., 7.98%, Series K	103,430,000	108,223,980
Wells Fargo & Co., 7.50%, Series L (Convertible)	18,800	24,601,680
Wells Fargo & Co., 5.875%, Series U	52,675,000	57,218,219
		1,071,817,581
BANKS—FOREIGN 18.1%
Allied Irish Banks PLC, 7.375%, Series EMTN (EUR) (Ireland)	18,000,000	18,339,802
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (Australia)(a)	42,055,000	46,299,022
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)	52,600,000	62,219,910
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	22,400,000	23,017,501
Banco Mercantil del Norte SA, 5.75%, due 10/4/31, 144A (Mexico)(a)	36,400,000	35,679,280
Bank of Ireland, 7.375% (EUR) (Ireland)	25,600,000	27,494,560
Barclays PLC, 8.25% (United Kingdom)	42,359,000	42,464,897
Barclays PLC, 7.875% (United Kingdom)	41,350,000	40,768,371
BNP Paribas, 7.195%, 144A (France)(a)	24,671,000	27,816,553

	Number of Shares	Value
BNP Paribas SA, 7.625%, 144A (France)(a)	62,500,000	$64,486,375
Cooperatieve Rabobank UA, 6.625% (EUR) (Netherlands)	20,800,000	24,643,489
Credit Agricole SA, 8.125%, 144A (France)(a)	68,700,000	73,060,664
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	24,359,000	24,843,135
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	39,516,945	47,123,957
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	40,664,000	61,740,964
HSBC Holdings PLC, 6.875% (United Kingdom)	47,300,000	49,310,250
Lloyds Banking Group PLC, 7.50% (United Kingdom)	72,777,000	75,338,750
Nationwide Building Society, 10.25%, due 12/6/99 (GBP) (United Kingdom)	33,456,000	55,614,297
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	111,697,000	135,711,855
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	25,829,000	31,059,373
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)	68,700,000	67,411,875
Societe Generale SA, 7.375%, 144A (France)(a)	37,400,000	36,745,500
Standard Chartered PLC, 7.50%, 144A (United Kingdom)(a)	30,100,000	30,100,000
UBS AG, 7.625%, due 8/17/22 (Switzerland)	10,000,000	11,675,000
UBS Group AG, 6.875% (Switzerland)	33,500,000	33,140,713
UBS Group AG, 7.00% (Switzerland)	15,400,000	16,288,457
UBS Group AG, 7.125% (Switzerland)	34,915,000	35,471,894
UBS Group AG, 7.125% (Switzerland)	48,800,000	50,240,576
		1,248,107,020
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.9%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144A(a)	24,000,000	24,835,128
National Rural Utilities Cooperative Finance Corp., 5.25%, due 4/20/46	19,200,000	20,766,893
State Street Corp., 5.25%, Series F	17,725,000	18,744,187
		64,346,208
INDUSTRIALS—DIVERSIFIED MANUFACTURING 2.5%
General Electric Co., 5.00%, Series D	161,409,000	171,852,162

INSURANCE 18.0%
LIFE/HEALTH INSURANCE 6.2%
MetLife, 5.25%, Series C	37,039,000	37,316,792
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a)	69,453,000	87,482,860
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a)	65,642,000	94,603,250
Provident Financing Trust I, 7.405%, due 3/15/38	15,475,000	17,500,678

	Number of Shares	Value
Prudential Financial, 5.625%, due 6/15/43	114,908,000	$124,106,385
Prudential Financial, 5.875%, due 9/15/42	27,184,000	30,024,728
Voya Financial, 5.65%, due 5/15/53	38,159,000	38,206,699
		429,241,392
LIFE/HEALTH INSURANCE—FOREIGN 7.1%
Achmea BV, 4.25%, Series EMTN (EUR) (Netherlands)	24,000,000	25,426,339
Cloverie PLC for Zurich Insurance Co., Ltd., 5.625%, due 6/24/46 (Ireland)	20,900,000	22,607,530
Dai-ichi Life Insurance Co. Ltd., 4.00%, 144A (Japan)(a)	77,200,000	77,779,000
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(a)	14,200,000	15,621,420
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (Japan)(a)	21,008,000	24,828,830
Demeter BV (Swiss Re Ltd.), 5.652%, due 8/15/52 (Netherlands)	39,700,000	41,180,493
Fukoku Mutual Life Insurance Co., 5.00% (Japan)	10,000,000	10,857,000
La Mondiale Vie, 7.625% (France)	36,550,000	39,199,875
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)(a)	81,325,000	91,592,281
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (Japan)(a)	80,600,000	87,449,549
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(a)	24,200,000	26,713,170
Prudential PLC, 5.25%, Series EMTN (United Kingdom)	5,000,000	5,151,250
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(a)	16,500,000	19,738,125
		488,144,862
MULTI-LINE—FOREIGN 1.2%
Aviva PLC, 8.25% (United Kingdom)	15,417,000	16,341,712
AXA SA, 8.60%, due 12/15/30 (France)	22,913,000	32,421,895
AXA SA, 6.463%, 144A (France)(a)	28,490,000	29,795,412
		78,559,019
PROPERTY CASUALTY 1.4%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a)	81,120,000	95,113,200

PROPERTY CASUALTY—FOREIGN 1.2%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	48,091,000	53,381,010
QBE Insurance Group Ltd., 5.875%, due 6/17/46, Series EMTN (Australia)	27,915,000	29,605,588
		82,986,598

	Number of Shares	Value
REINSURANCE—FOREIGN 0.9%
Aquarius + Investments PLC, 8.25% (Switzerland)	56,730,000	$60,998,933
TOTAL INSURANCE		1,235,044,004

INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
America Movil SAB de CV, 6.375%, due 9/6/73, Series B (EUR) (Mexico)	10,000,000	13,044,928
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a)	24,262	28,667,070
Telefonica Europe BV, 5.875% (EUR) (Netherlands)	5,000,000	6,083,454
Telefonica Europe BV, 7.625% (EUR) (Netherlands)	11,400,000	14,911,199
		62,706,651
MATERIAL—METALS & MINING 1.7%
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (Australia)(a)	100,974,000	114,605,490

PIPELINES 1.3%
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	85,746,000	90,933,633

REAL ESTATE—DIVERSIFIED 0.4%
QCP SFN West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(a)	25,000,000	25,453,125

UTILITIES 3.6%
ELECTRIC UTILITIES 0.1%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D	6,612,000	6,581,122

ELECTRIC UTILITIES—FOREIGN 3.5%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)	136,997,000	147,609,610
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	80,926,000	94,784,577
		242,394,187
TOTAL UTILITIES		248,975,309
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,158,769,531)		4,333,841,183

	Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Embarq Corp., 7.995%, due 6/1/36	$21,660,000	21,973,637

		Principal Amount	Value
Frontier Communications Corp., 9.00%, due 8/15/31		$27,638,000	$25,565,150
TOTAL CORPORATE BONDS (Identified cost—$50,319,856)			47,538,787

		Number of Shares
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(b)		99,000,000	99,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$99,000,000)			99,000,000

TOTAL INVESTMENTS (Identified cost—$6,424,987,614)	98.1%		6,750,390,724

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		131,750,210

NET ASSETS	100.0%		$6,882,140,934

Forward foreign currency exchange contracts outstanding at September 30, 2016 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	169,369,674	USD	188,838,040	10/4/16	$(1,423,277)
Brown Brothers Harriman	GBP	42,929,066	USD	56,251,286	10/4/16	608,803
Brown Brothers Harriman	USD	190,376,595	EUR	169,369,674	10/4/16	(115,277)
Brown Brothers Harriman	USD	55,753,695	GBP	42,929,066	10/4/16	(111,212)
Brown Brothers Harriman	EUR	172,165,323	USD	193,765,357	11/2/16	102,736
Brown Brothers Harriman	GBP	43,213,442	USD	56,151,374	11/2/16	107,023
						$(831,204)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 23.1% of the net assets of the Fund, of which 0.0% are illiquid.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate.  Over-the-counter options are valued based upon prices received by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value: Banks	$700,097,801	$662,160,648	$37,937,153	$—
Electric- Integrated Electric	50,503,620	33,593,479	16,910,141	—
Reinsurance-Foreign	66,640,449	34,617,963	32,022,486	—
Other Industries	1,452,768,884	1,452,768,884	—	—
Preferred Securities - Capital Securities: Banks	1,071,817,581	82,332,988	989,484,593	—
Other Industries	3,262,023,602	—	3,262,023,602	—
Corporate Bonds	47,538,787	—	47,538,787	—
Short-Term Investments	99,000,000	—	99,000,000	—
Total Investments(a)	$6,750,390,724	$2,265,473,962	$4,484,916,762	$—
Forward foreign currency exchange contracts	$818,562	$—	$818,562	$—
Total Appreciation in Other Financial Instruments(a)	$818,562	$—	$818,562	$—
Forward foreign currency exchange contracts	$(1,649,766)	$—	$(1,649,766)	$—
Total Depreciation in Other Financial Instruments(a)	$(1,649,766)	$—	$(1,649,766)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities - Capital Securities- Banks
Balance as of December 31, 2015	$23,350,849
Change in unrealized appreciation (depreciation)	2,274,614
Transfers out of Level 3(a)	(25,625,463)
Balance as of September 30, 2016	$—

(a) Transfers from Level 3 to Level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase in available market inputs to determine prices.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2016:

Forward foreign currency exchange contracts	$(831,204)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2016:

Forward foreign currency exchange contracts
Average Notional Amount	$244,801,322
Ending Notional Amount	$249,916,731

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

At September 30, 2016, the Fund did not have any option contracts outstanding.  Transactions in written options during the nine months ended September 30, 2016, were as follows:

	Number
	of Contracts	Premium
Written option contracts outstanding at December 31, 2015	—	$—
Option contracts written	300	3,196,250
Option contracts terminated in closing transactions	(300)	(3,196,250)
Written option contracts outstanding at September 30, 2016	—	$—

Note 3.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$6,424,987,614
Gross unrealized appreciation	$346,728,643
Gross unrealized depreciation	(21,325,533)
Net unrealized appreciation	$325,403,110

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 23, 2016